13. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade Receivables
Trade receivables
	12.31.19	12.31.18
Current:
Sales of electricity – Billed	7,714,038	7,108,327
Sales of electricity – Unbilled	5,792,028	5,744,779
PBA & CABA government credit	251,361	-
Framework Agreement	9,003	15,957
Fee payable for the expansion of the transportation and others	25,046	35,321
Receivables in litigation	214,884	149,400
Allowance for the impairment of trade receivables	(1,546,290)	(1,385,861)
Total Current	12,460,070	11,667,923

Allowance for the impairment of trade receivables
	12.31.19	12.31.18
Balance at beginning of the year	1,385,861	1,041,836
Change of accounting standard (Note 6) - Adjustment by model of expected losses IFRS 9	-	126,155
Balance at beginning of the year	1,385,861	1,167,991
Increase	1,365,186	1,419,571
Decrease	(771,139)	(598,437)
Result from exposure to inlfation	(433,618)	(603,264)
Balance at end of the year	1,546,290	1,385,861

Aging analysis of trade receivables
	12.31.19	12.31.18
Not due	9,003	15,957
Past due	1,899,443	1,767,442
Up to 3 months	10,551,624	9,884,524
Total trade receivables	12,460,070	11,667,923

Sensitivity analysis

-       5% increase in the uncollectibility rate estimate

12.31.19
Contingencies	1,623,605
Variation	77,315

-       5% decrease in the uncollectibility rate estimate

12.31.19
Contingencies	1,468,975
Variation	(77,315)